Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of activity with respect to shares
	SHARES As of December 31,
	2022	2021	2020

Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

Schedule of shareholder composition
Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	19,845,850,871	19,845,850,871	10.53
Banks on behalf of third parties	16,841,385,216	-	16,841,385,216	8.94
Pension funds (AFP) on behalf of third parties	13,742,809,166	-	13,742,809,166	7.29
Stock brokers on behalf of third parties	6,122,497,451	-	6,122,497,451	3.25
Other minority holders	5,300,582,822	-	5,300,582,822	2.81
Total	168,600,275,923	19,845,850,871	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	20,710,338,871	20,710,338,871	10.99
Banks on behalf of third parties	17,318,500,798	-	17,318,500,798	9.19
Pension funds (AFP) on behalf of third parties	11,949,134,854	-	11,949,134,854	6.34
Stock brokers on behalf of third parties	5,870,596,720	-	5,870,596,720	3.12
Other minority holders	6,004,554,283	-	6,004,554,283	3.18
Total	167,735,787,923	20,710,338,871	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	22,450,671,671	22,450,671,671	11.91
Banks on behalf of third parties	15,925,407,468	-	15,925,407,468	8.45
Pension funds (AFP) on behalf of third parties	9,929,343,874	-	9,929,343,874	5.27
Stock brokers on behalf of third parties	6,892,162,980	-	6,892,162,980	3.66
Other minority holders	6,655,539,533	-	6,655,539,533	3.53
Total	165,995,455,123	22,450,671,671	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

Schedule of basic and diluted earnings per share
	As of December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	792,276	845,645	547,614
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	4.204	4.487	2.906
Basic earnings per share from continuing operations (in Ch$)	4.204	4.487	2.906
Basic earnings per share from discontinued operations (in Ch$)	-	-	-

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	792,276	845,645	547,614
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	4.204	4.487	2.906
Diluted earnings per share from continuing operations (in Ch$)	4.204	4.487	2.906
Diluted earnings per share from discontinued operations (in Ch$)	-	-	-

Schedule of other comprehensive income from available for sale investments and cash flow hedges
	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

Debt instruments at FVOCI
As of January 1,	(112,223)	102,855	29,184
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	23,004	(233,109)	30,062
Recycling from other comprehensive income to income for the year	(20,173)	18,031	43,609
Subtotals	2,831	(215,078)	73,671
Total	(109,392)	(112,223)	102,855

Cash flow hedges
As of January 1,	(373,581)	(136,765)	(40,435)
Gains (losses) on the re-measurement of cash flow hedges, before tax	298,029	(211,122)	(93,182)
Recycling adjustments on cash flow hedges, before tax	(43,286)	(25,694)	(3,148)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	254,743	(236,816)	(96,330)
Total	(118,838)	(373,581)	(136,765)

Other comprehensive income, before taxes	(228,230)	(485,804)	(33,910)

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	29,536	31,650	(27,464)
Income tax relating to cash flow hedges	32,086	100,867	36,927
Total	61,622	132,517	9,463

Other comprehensive income, net of tax	(166,608)	(353,287)	(24,447)
Attributable to:
Shareholders of the Bank	(167,147)	(353,849)	(25,293)
Non-controlling interest	539	562	846

Schedule of perpetual bonds
	As of December 31,
	2022	2021
	MCh$	MCh$

Perpetual bond	590,247	598,136
Totals	590,247	598,136

	As of December 31,
	2022	2021
	MCh$	MCh$

US$ Bonds	590,247	598,136
Total	590,247	598,136

Schedule of bank’s debts, both current and non-current
	As of December 31, 2022			As of December 31, 2021
	Current	Non-current	Total	Current	Non-current	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Perpetual bonds	-	590,247	590,247	-	598,136	598,136
Total	-	590,247	590,247	-	598,136	598,136

Schedule of placement of perpetual bond
Series	Currency	Amount	Terms (years)	Interest Rate (Annual)	Issuance date	Principal Amount USD	Maturity date
AT1 Bond	USD	700,000,000	-	4.63	10-21-2021	700,000,000	-
Total USD		700,000,000				700,000,000

Schedule of regulatory capital financial instruments
	2022	2021
	MCh$	MCh$
Balances as of January 01,	598,136	-
New issuances	-	564,356
Interest rate and fx exchange	(7,889)	33,780
Balances as of December 31,	590,247	598,136